Benefit Plans - Schedule of Benefit Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Retirement Benefits [Abstract]
2022	$ 372
2023	374
2024	371
2025	371
2026	371
2027 - 2031	$ 1,850